Unsecured senior notes (Tables)	12 Months Ended
Dec. 31, 2016
Unsecured senior notes
Schedule of unsecured senior notes

	Amounts	Effective interest rate
	RMB
US$500,000 3.125% notes due 2021	3,435,184	3.37%
US$500,000 3.875% notes due 2026	3,395,828	4.15%

Carrying value	6,831,012
Unamortized discount and debt issuance costs	105,988

Total principal amounts of unsecured senior notes	6,937,000